Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2020	Mar. 31, 2019	Mar. 31, 2018
Operating activities
Net income	$ 151.7	$ 143.6	$ 96.1
Items not affecting cash:
Depreciation and amortization	63.1	22.7	14.2
Income tax expense	12.0	38.9	29.1
Interest expense	20.4	13.7	12.5
Foreign exchange (gain) loss	(0.7)	2.7	(8.6)
Acceleration of unamortized costs on debt extinguishment	7.0	0.0	0.0
Loss on disposal of assets	1.7	0.2	0.2
Share-based payment	8.5	3.8	2.0
Total items not affecting cash	263.7	225.6	145.5
Changes in non-cash operating items	(130.6)	(100.7)	(2.3)
Income taxes paid	(52.1)	(41.0)	(7.4)
Interest paid	(18.5)	(10.5)	(9.6)
Net cash from operating activities	62.5	73.4	126.2
Investing activities
Purchase of property, plant and equipment	(45.3)	(30.3)	(26.1)
Investment in intangible assets	(17.0)	(19.0)	(7.7)
Business combination	0.0	(33.6)	(0.6)
Net cash used in investing activities	(62.3)	(82.9)	(34.4)
Financing activities
Net repayments on debt facilities	0.0	0.0	(8.8)
Transaction costs on financing activities	(2.3)	0.0	(0.3)
Subordinate voting shares purchased for cancellation	(38.7)	0.0	0.0
Principal paid on lease liabilities	(24.7)	0.0	0.0
Settlement of term loan derivative contracts	4.6	0.0	0.0
Exercise of stock options	2.4	3.1	1.2
Net cash (used in) from financing activities	(58.7)	3.1	(7.9)
Effects of foreign currency exchange rate changes on cash	1.6	(0.3)	1.7
(Decrease) increase in cash	(56.9)	(6.7)	85.6
Cash, beginning of period	88.6	95.3	9.7
Cash, end of period	$ 31.7	$ 88.6	$ 95.3